Accounting Policies, by Policy (Policies)	9 Months Ended
Oct. 31, 2021
Accounting Policies [Abstract]
Foreign currency translation
a)	Foreign currency translation

These financial statements are presented in United States Dollars (“USD”) which is the functional currency of the Company.

Statement of financial position: monetary assets and liabilities are translated into USD using period end exchange rates. Non-monetary assets and liabilities are translated into USD using historical exchange rates.

Statement of comprehensive loss: income, expenses, and other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

Statement of changes in shareholders’ equity: all resulting exchange differences are recognized as a separate component of equity and in other comprehensive loss.

Financial instruments
b)	Financial instruments

Recognition and measurement of financial assets

The Company recognizes a financial asset when it becomes a party to the contractual provisions of the instrument.

Classification of financial assets

The Company classifies financial assets at initial recognition as financial assets: measured at amortized cost, measured at fair value through other comprehensive income or measured at fair value through profit or loss.

i.	Financial assets measured at amortized cost

A financial asset that meets both of the following conditions is classified as a financial asset measured at amortized cost:

●         The Company’s business model for such financial assets is to hold the assets in order to collect contractual cash flows.

●         The contractual terms of the financial asset gives rise on specified dates to cash flows that are solely payments of principal and interest on the amount outstanding.

A financial asset measured at amortized cost is initially recognized at fair value plus transaction costs directly attributable to the asset. After initial recognition, the carrying amount of the financial asset measured at amortized cost is determined using the effective interest method, net of impairment loss, if necessary. The Company classifies its loans to Ekidos and due from related party as amortized cost.

ii.	Financial assets measured at fair value through other comprehensive income (“FVTOCI”)

A financial asset measured at fair value through other comprehensive income is recognized initially at fair value plus transaction cost directly attributable to the asset. After initial recognition, the asset is measured at fair value with changes in fair value included as “financial asset at fair value through other comprehensive income” in other comprehensive income.

iii.	Financial assets measured at fair value through profit or loss (“FVTPL”)

A financial asset measured at fair value through profit or loss is recognized initially at fair value with any associated transaction costs being recognized in profit or loss when incurred. Subsequently, the financial asset is re-measured at fair value, and a gain or loss is recognized in profit or loss in the reporting period in which it arises. The Company classifies its cash as fair value through profit or loss.

Derecognition of financial assets

The Company derecognizes a financial asset if the contractual rights to the cash flows from the asset expire, or the Company transfers substantially all the risks and rewards of ownership of the financial asset. Any interests in transferred financial assets that are created or retained by the Company are recognized as a separate asset or liability. Gains and losses on derecognition are generally recognized in the statement of comprehensive loss. However, gains and losses on derecognition of financial assets classified as FVTOCI remain within accumulated other comprehensive income (loss).

Recognition and measurement of financial liabilities

The Company recognizes financial liabilities when it becomes a party to the contractual provisions of the instruments.

Classification of Financial Liabilities

The Company classifies financial liabilities at initial recognition as financial liabilities: measured at amortized cost or measured at fair value through profit or loss.

i.	Financial liabilities measured at amortized cost

A financial liability at amortized cost is initially measured at fair value less transaction cost directly attributable to the issuance of the financial liability. Subsequently, the financial liability is measured at amortized cost based on the effective interest rate method. The Company classifies its accounts payable and accrued liabilities as amortized cost.

ii.	Financial liabilities measured at fair value through profit or loss

A financial liability measured at fair value through profit or loss is initially measured at fair value with any associated transaction costs being recognized in profit or loss when incurred. Subsequently, the financial liability is re-measured at fair value, and a gain or loss is recognized in profit or loss in the reporting period in which it arises.

Derecognition of financial liabilities

The Company derecognizes a financial liability when the financial liability is discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the statement of comprehensive loss.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the statement of financial position only when the Company has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

All financial assets except for those at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described above.

Fair value hierarchy
c)	Fair value hierarchy

Fair value measurements of financial instruments are required to be classified using a fair value hierarchy that reflects the significant of inputs used in making the measurements. The levels of the fair value hierarchy are defined as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs for assets or liabilities that are not based on observable market data.

The Company’s financial instruments classified as Level 1 in the fair value hierarchy are cash, loans to Ekidos, accounts payable and accrued liabilities and due from related party. The carrying values approximate the fair values due to the short-term maturity of these instruments. There were no transfers between fair value levels during the period ended October 31, 2021.

Mineral properties
d)	Mineral properties

Costs directly related to the acquisition of mineral properties are capitalized. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.

Exploration, evaluation and property maintenance costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit which contains proven and probable reserves are expensed as incurred up to the date of establishing that property costs are economically recoverable and that the project is technically feasible.

Mineral properties are not subject to depletion or amortization, but rather are tested for impairment when circumstances indicate that the carrying value may not be recoverable.

Development expenditures are those incurred subsequent to the establishment of economic recoverability and after receipt of project development approval from the Board of Directors. The approval from the Board of Directors will be dependent upon the Company obtaining sufficient financial resources, permits, and licenses to develop the mineral property. Development costs are capitalized and included in the carrying amount of the related property.

Mineral property and mine development costs capitalized are amortized using the units-of-production method over the estimated life of the proven and probable reserves.

Office and equipment
e)	Office and equipment

Items of office and equipment are recorded at cost less accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management, including estimated decommissioning and restoration costs and, where applicable, borrowing costs. If significant parts of an item of office and equipment have different useful lives, then they are accounted for as separate items (major components) of office and equipment.

No depreciation is recorded until the asset is substantially complete and ready for use. Office and equipment are depreciated over their estimated useful lives as follows:

Mining equipment	Straight-line over five years
Computer equipment and software	Straight-line over one year

Impairment of non-financial assets
f)	Impairment of non-financial assets

The Company reviews the carrying amounts of its non-financial assets, including mineral properties and office and equipment every reporting period. If there is any indication that the assets or Cash-Generating Units (the “CGU”) may not be fully recoverable, the recoverable amount of the asset or CGU is estimated in order to determine the extent of the impairment loss, if any. CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflow from other assets or group of assets.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or CGU are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less cost to sell is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs to sell is estimated using a discounted cash flow approach with inputs and assumptions consistent with those at market. If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized immediately in net income. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

Restoration provisions
g)	Restoration provisions

The Company recognizes liabilities for legal, contractual and constructive obligations for decommissioning and restoration when those obligations result from the acquisition, construction, development or normal operation of the asset. Provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate reflecting the time value of money and risks specific to the liability. Upon initial recognition of the liability, the corresponding decommissioning and restoration cost is capitalized to the carrying amount of the related asset and amortized as an expense over the useful life of the related asset. Following the initial recognition of the restoration provision, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the current market-based discounted rate and the amount or timing of cash flows needed to settle the obligation.

Other provisions
h)	Other provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

Income taxes
i)	Income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used are those that are enacted or substantively enacted by the reporting date.

Deferred income tax is provided for based on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of assets and liabilities in a transaction that is not a business combination and affects neither the taxable profit nor the accounting profit. The change in the net deferred income tax asset or liability is included in net income (loss) except for deferred income tax relating to equity items, which are recognized directly in equity. Deferred income tax assets and liabilities are measured using the substantively enacted statutory income tax rates which are expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred income tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The determination of current and deferred taxes requires interpretation of tax legislation, estimates of expected timing of reversal of deferred tax assets and liabilities, and estimates of future earnings.

Share-based payment
j)	Share-based payment

The Company’s stock option plan (Note 9) allows the Company’s employees, directors, officers and service providers to acquire shares of the Company. The fair value of options granted is recognized as share-based payment expense with a corresponding increase in reserves. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee. Where stock options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. Share-based payment expense is recognized over the tranche’s vesting period by a charge to profit or loss. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of stock options that are expected to vest. In situations where equity instruments are issued to service providers and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Description of accounting policy for share capital [text block]
k)	Share capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial asset or financial liability. The Company’s common shares and warrants are classified as equity instruments. Share issuance costs are recorded against share proceeds.

Loss per share
l)	Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods.

Non-monetary transactions
m)	Non-monetary transactions

Shares issued for consideration other than cash are valued at the fair value of assets received or services rendered. If the fair value of assets received or services rendered cannot be reliably measured, shares issued for consideration will be valued at the quoted market price at the date of issuance.

New standards not yet adopted
n)	New standards not yet adopted

The following standards and pronouncements have been issued by the IASB and have not yet been adopted by the Company. The Company is currently evaluating the impact the new and amended standards are expected to have on its financial statements. Pronouncements that are not applicable to the Company have been excluded from those described below.

Property, Plant and Equipment—Proceeds before Intended Use (Amendments to IAS 16)

These amendments will prohibit the Company from deducting net proceeds from selling any items produced while bringing an item of property, plant and equipment to the location and condition necessary for it to be capable of operating in a manner intended by management. The amendments require retrospective application and are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted.